Financial Instruments (Details) - CLP ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial Instruments [Line Items]
Other financial assets		$ 23,851,496	$ 12,212,588
Cash and cash equivalents		265,568,125	396,389,016	$ 196,369,224	$ 319,014,050
Accounts receivable - trade and other receivable (net)		372,995,729	275,387,923
Accounts receivable from related parties		5,307,264	5,313,079
Other current non-financial liabilities		43,516,630	40,370,214
Other current financial liabilities		101,426,359	69,129,474
Trade and other current payables		515,522,729	324,521,077
Current payables to related parties		26,208,319	18,432,354
Other non-current financial assets		31,252,095	11,953,435
Accounts receivable - trade and other receivable (net)		3,801,244	1,860,635
Accounts receivable from related parties		104,197	132,555
Account payable- trade and other payable		29,457	19,875
Total other financial liabilities		43,516,630	40,370,214
Current leases liabilities		6,152,361	4,934,639
Non-current leases liabilities		29,009,023	27,200,272
Current [member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		23,851,496	12,212,588
Cash and cash equivalents		265,568,125	396,389,016
Accounts receivable - trade and other receivable (net)		372,995,729	275,387,923
Accounts receivable from related parties		5,307,264	5,313,079
Total Accounts Receivable Current		378,302,993	280,701,002
Sub-Total financial assets		402,154,489	292,913,590
Total financial assets		667,722,614	689,302,606
Other current financial liabilities	[1]	101,426,359	69,129,474
Trade and other current payables		515,569,184	324,521,077
Current payables to related parties		26,208,319	18,432,354
Total financial liabilities measured at amortized cost		649,356,223	417,017,544
Total financial derivative liabilities		5,188,577	9,567,579
Total commercial obligations and other accounts payable		541,777,503	342,953,431
Current derivative financial liabilities		5,188,577	9,567,579
Current leases liabilities	[2]	6,152,361
Non-current leases liabilities	[2]		4,934,639
Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Cash and cash equivalents		0	0
Other current non-financial liabilities	[1]	458,269,843	412,876,856
Other non-current financial assets		31,252,095	11,953,435
Accounts receivable - trade and other receivable (net)		3,801,244	1,860,635
Accounts receivable from related parties		104,197	132,555
Total financial assets		35,157,536	13,946,625
Account payable- trade and other payable		29,457	19,875
Accounts payable to related entities		0	0
Total Accounts Receivable Non Current		3,905,441	1,993,190
Sub-Total financial assets		35,157,536	13,946,625
Total financial liabilities		487,308,323	440,097,003
Total financial liabilities measured at amortized cost		487,308,323	440,097,003
Total financial derivative liabilities		4,036,833	0
Total other financial liabilities	[1]	458,269,843	412,876,856
Total commercial obligations and other accounts payable		29,457	19,875
Non-current derivative financial liabilities		4,036,833	0
Current leases liabilities	[2]	29,009,023
Non-current leases liabilities	[2]		27,200,272
Bank borrowings [Member]
Disclosure of Financial Instruments [Line Items]
Other current financial liabilities		76,169,204	37,754,705
Bank borrowings [Member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Other current financial liabilities		76,169,204	37,754,705
Bank borrowings [Member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Other current non-financial liabilities		114,492,596	88,151,400
Total other financial liabilities		114,492,596	88,151,400
Bond payable [Member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Other current financial liabilities		8,087,630	7,691,023
Bond payable [Member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Other current non-financial liabilities		339,740,414	324,725,456
Total other financial liabilities		339,740,414	324,725,456
Deposits for return of bottles and containers [Member]
Disclosure of Financial Instruments [Line Items]
Other current financial liabilities		11,980,948	14,116,167
Deposits for return of bottles and containers [Member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Other current financial liabilities		11,980,948	14,116,167
Deposits for return of bottles and containers [Member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Other current non-financial liabilities		0	0
Total other financial liabilities		0	0
Financial liabilities at amortised cost, class [member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Total financial liabilities measured at amortized cost		96,237,782	59,561,895
Financial liabilities at amortised cost, class [member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Total financial liabilities		454,233,010	412,876,856
Total financial liabilities measured at amortized cost		454,233,010	412,876,856
Derivative financial instruments [Member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		9,838,420	222,443
Derivative financial instruments [Member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Other non-current financial assets		0	0
Market securities and investments in other companies [Member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Other financial assets		14,013,076	7,329,096
Market securities and investments in other companies [Member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Other non-current financial assets		0	0
Derivative hedge assets [Member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Other non-current financial assets		0	4,661,049
Derivative hedge assets [Member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Other non-current financial assets		31,252,095	11,953,435
Derivative designated as hedges [Member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Total financial derivative liabilities		4,776,623
Total financial derivative liabilities			5,323,640
Current derivative financial liabilities		4,776,623
Non-current derivative financial liabilities			5,323,640
Derivative designated as hedges [Member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Total financial derivative liabilities		4,036,833
Total financial derivative liabilities			0
Current derivative financial liabilities		4,036,833
Non-current derivative financial liabilities			0
Derivative not designated as hedges [Member] | Current [member]
Disclosure of Financial Instruments [Line Items]
Total financial derivative liabilities		411,954
Total financial derivative liabilities			4,243,939
Current derivative financial liabilities		411,954
Non-current derivative financial liabilities			4,243,939
Derivative not designated as hedges [Member] | Non Current [Member]
Disclosure of Financial Instruments [Line Items]
Total financial derivative liabilities		0
Total financial derivative liabilities			0
Current derivative financial liabilities		$ 0
Non-current derivative financial liabilities			$ 0

[1]	See Note 21 - Other financial liabilities.
[2]	See Note 22 - Lease liabilities.